REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Depreciation of property, plant and equipment	€ 61	€ 62
Amortization of intangible assets
Amortization of right-of-use assets (Note 4)	297	253
Total	€ 358	€ 315